Investments in equity method investees (Tables)	12 Months Ended
Mar. 31, 2025
Investments in equity method investees
Schedule of investments in equity method investees

Amounts
RMB
(in millions)

Balance as of March 31, 2023	207,380
Additions	3,605
Share of results, other comprehensive income and other reserves (i)	2,739
Disposals	(1,069)
Distributions	(1,258)
Transfers	32
Impairment loss (ii)	(9,895)
Foreign currency translation adjustments	1,597
Balance as of March 31, 2024	203,131
Additions	3,827
Share of results, other comprehensive income and other reserves (i)	8,794
Disposals	(2,606)
Distributions	(3,906)
Transfers	3,559
Impairment loss (ii)	(2,723)
Foreign currency translation adjustments	93
Balance as of March 31, 2025	210,169

(i)
Share of results, other comprehensive income and other reserves include the share of results of the equity method investees, the gain or loss arising from the deemed disposal of the equity method investees and basis differences arising from equity method investees. The amount excludes the expenses relating to the share-based awards underlying the equity of the Company and Ant Group granted to employees of certain equity method investees.
(ii)
Impairment loss recorded represents other-than-temporary decline in fair value below the carrying value of the investments in equity method investees. The valuation inputs for the fair value measurement with respect to the impairments include the stock price for equity method investees that are listed, as well as certain unobservable inputs that are not subject to meaningful aggregation.

Schedule of summarized financial information for all of the Company's equity method investments

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Operating data:
Revenue	441,495	451,861	473,328
Cost of revenue	(297,895)	(312,422)	(339,466)
Income from operations	27,163	56,646	43,488
Net (loss) income	(86,761)	75,820	47,012

14.
Investments in equity method investees (Continued)

	As of March 31,
	2024	2025
	RMB	RMB
	(in millions)
Balance sheet data:
Current assets	619,857	695,532
Non-current assets	788,137	930,191
Current liabilities	469,259	494,677
Non-current liabilities	83,997	132,780
Noncontrolling interests and mezzanine equity	13,863	16,991